Retirement Benefits - Summary of Defined Benefit Plans (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Defined Benefit Plans [Abstract]
Obligations	$ (91,856)	$ (104,285)
Plan assets	85,803	93,243
Net liability	(6,053)	(11,042)
Non-current assets	6,051	2,799
Non-current liabilities	(11,653)	(13,247)
Current liabilities	$ (451)	$ (594)